TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 22, 2009
to the February 1, 2009 Institutional and Retirement Class Prospectuses

CHANGE IN TIAA-CREF MANAGED ALLOCATION FUND’S INVESTMENT STRATEGIES

     Effective with this supplement, the TIAA-CREF Managed Allocation Fund’s investment strategy that permits the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), to adjust the Fund’s investment allocations between equity and fixed-income underlying funds is changing from 5% to 10%. Therefore, in the “Principal Investment Strategy” section of the Fund’s description in each Prospectus, the third sentence in the paragraph following the second bulleted list of underlying funds should be replaced in its entirety with the following:

     “If Advisors believes that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, it can adjust the percentage of investments in these funds up or down by up to 10%.”

52034 A11853 (5/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 22, 2009
to the February 1, 2009 Retail Class Prospectus

CHANGE IN TIAA-CREF MANAGED ALLOCATION FUND’S INVESTMENT STRATEGIES

     Effective with this supplement, the TIAA-CREF Managed Allocation Fund’s investment strategy that permits the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), to adjust the Fund’s investment allocations between equity and fixed-income underlying funds is changing from 5% to 10%. Therefore, in the “Principal Investment Strategy” section of the Fund’s description starting on page 20 of the Prospectus, the third sentence in the paragraph following the second bulleted list of underlying funds should be replaced in its entirety with the following:

     “If Advisors believes that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, it can adjust the percentage of investments in these funds up or down by up to 10%.”

ACTIVATION OF THE RETAIL CLASS RULE 12b-1 DISTRIBUTION PLAN

     Effective August 1, 2009, as approved by the Board of Trustees of the TIAA-CREF Funds (the “Funds”), the current suspension of the Funds’ Retail Class 12b-1 distribution plan (the “Plan”) will terminate. This means that the Funds’ distributor, Teachers Personal Investors Services, Inc. (“TPIS”), will begin to charge the Funds for any expenses it incurs in distributing or servicing Retail Class shares at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. This will lead to higher expense ratios for the Funds’ Retail Class, which will be borne by Retail Class shareholders.

     The effect of the Plan’s fees on the Funds’ Retail Class expense ratios is already disclosed in the chart showing the Funds’ annual fund operating expenses on pages 46-47 of the Prospectus. However, the activation of the Plan necessitates the revision of footnotes 3 and 4 to this chart so they read as follows:

     “3 Retail Class shareholders of these Funds have approved a Distribution (12b-1) Plan for the Retail Class with a maximum annual reimbursement rate of 0.25% of average daily net assets, although historically reimbursements under this Plan have been waived by the Funds’ distributor, Teachers Personal Investors Services, Inc. (“TPIS”). However, effective August 1, 2009, this waiver will terminate. Therefore, beginning August 1, the amounts shown in the “Net Annual Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

     4 Since the “Distribution (12b-1) Fees” were not paid by the Retail Class of the Funds prior to August 1, 2009, the expenses shown in this column are estimated based on the Funds’ 2008 financial statements, as well as the projections of additional amounts of other distribution and shareholder servicing expenses that the Funds anticipate paying TPIS through the Retail Class 12b-1 Plan during 2009.”

     Additionally, effective August 1, 2009, the second and third sentences of the second paragraph under “Distribution Arrangements” on page 66 of the Prospectus should be deleted and replaced with the following:

“This plan became effective on February 1, 2006.

51891 A11838 (5/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated May 22, 2009
to the February 1, 2009 Statement of Additional Information (SAI)

ACTIVATION OF THE RETAIL CLASS RULE 12b-1 DISTRIBUTION PLAN

     Effective August 1, 2009, as approved by the Board of Trustees of the TIAA-CREF Funds (the “Funds”), the current suspension of the Funds’ Retail Class 12b-1 distribution plan (the “Plan”) will terminate. This means that the Funds’ distributor, Teachers Personal Investors Services, Inc. (“TPIS”), will begin to charge the Funds for any expenses it incurs in distributing or servicing Retail Class shares at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Consequently, the fifth, sixth and seventh sentences in the first paragraph under the section entitled “Distribution (12b-1) Plan” on page B-40 of the SAI should be replaced with the following:

     “Please note that historically TPIS agreed not to seek reimbursement under the Distribution Plan. Therefore, no 12b-1 fees were paid by the Funds pursuant to the Distribution Plan in fiscal year 2008. However, effective August 1, 2009, TPIS will begin to seek reimbursement for its distribution and shareholder servicing costs up to the Plan’s maximum annual amount.”

A11840 (5/09)

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF Funds)

TIAA-CREF Lifecycle Retirement Income Fund

SUPPLEMENT NO. 1
dated May 22, 2009
to the February 1, 2009 Retail Class Prospectus

ACTIVATION OF THE RETAIL CLASS RULE 12b-1 DISTRIBUTION PLAN

     Effective August 1, 2009, as approved by the Board of Trustees of the TIAA-CREF Funds, the current suspension of the TIAA-CREF Lifecycle Retirement Income Fund’s Retail Class 12b-1 distribution plan (the “Plan”) will terminate. This means that the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), will begin to charge the Fund for any expenses it incurs in distributing or servicing Retail Class shares at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. This will lead to higher expense ratios for the Fund’s Retail Class, which will be borne by Retail Class shareholders.

     The effect of the Plan’s fees on the Fund’s Retail Class expense ratio is already disclosed in the chart showing the Fund’s annual fund operating expenses on pages 12-13 of the Prospectus. However, the activation of the Plan necessitates the revision of footnotes 2 and 3 to this chart so they should read as follows:

     “2 Retail Class shareholders of the Fund have approved a Distribution (12b-1) Plan for the Retail Class with a maximum annual reimbursement rate of 0.25% of average daily net assets, although historically reimbursements under this Plan have been waived by the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”). However, effective August 1, 2009, this waiver will terminate. Therefore, beginning August 1, the amounts shown in the “Net Annual Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

     3 Since the “Distribution (12b-1) Fees” were not paid by the Retail Class of the Fund prior to August 1, 2009, the expenses shown in this column are estimated based on the Fund’s 2008 financial statements, as well as the projections of additional amounts of other distribution and shareholder servicing expenses that the Fund anticipates paying TPIS through the Retail Class 12b-1 Plan during 2009.”

     Additionally, the last and next to last sentences in the second paragraph under “Distribution Arrangements” on page 29 of the Prospectus concerning the Plan waiver agreement should be deleted effective August 1, 2009.

SMALL ACCOUNT MAINTENANCE FEE CHANGE

     Because the Retail Class small account maintenance fee has been in place for more than one year, the Fund will no longer provide Retail Class shareholders with less than $2,000 in their accounts with 60 days’ notice of the Fund’s intent to assess the fee if their balance is not increased to at least $2,000. Therefore the second paragraph under the section entitled “Small Account Maintenance Fee” on page 44 of the Prospectus should be deleted in its entirety.

51891 A11838 (5/09)

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated May 22, 2009
to the February 1, 2009 Statement of Additional Information (SAI)

ACTIVATION OF THE RETAIL CLASS RULE 12b-1 DISTRIBUTION PLAN

     Effective August 1, 2009, as approved by the Board of Trustees of the TIAA-CREF Funds, the current suspension of the TIAA-CREF Lifecycle Retirement Income Fund’s Retail Class 12b-1 distribution plan (the “Plan”) will terminate. This means that the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), will begin to charge the Fund for any expenses it incurs in distributing or servicing Retail Class shares at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Consequently, the sixth, seventh and eighth sentences in the second paragraph under the section entitled “Distribution (12b-1) Plans” on page B-31 of the SAI should be replaced with the following:

     “Please note that historically TPIS has agreed not to seek reimbursement under either Plan. Therefore, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Retirement Class Plan of the Retail Class Plan in fiscal year 2008. However, effective August 1, 2009, TPIS will begin to seek reimbursement for its distribution and shareholder servicing costs under the Retail Class Plan up to that Plan’s maximum annual amount. TPIS’ written agreement not to seek reimbursement under the Retirement Class Plan continues in force through January 31, 2010, but it may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.”

A11841 (5/09)